Equity Based Payments (Details Narrative) - shares							9 Months Ended
	May 31, 2023	Jun. 10, 2022	Jun. 10, 2022	May 19, 2022	May 10, 2022	May 10, 2022	Sep. 30, 2023	Dec. 31, 2022	Aug. 09, 2022	Jan. 15, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares, issued for services	47,164	684	684	36,000	36,000	36,000
2020 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved, shares										2,222
Options granted							0
2022 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved, shares									833,333
Options granted							0
2022 Restricted Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved, shares								0
Options granted							0